INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, Wisconsin  53233

October 15, 2013

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Registrant”)
File No. 333-122901 and 811-21719
on behalf of Chilton Realty Income & Growth Fund (the “Fund”)

The Registrant is filing Post-Effective Amendment No. 423 to its Registration Statement under Rule 485(a)(2) to create a new series, Chilton Realty Income & Growth Fund.

Please direct your comments to the undersigned at (626) 914-1041.  Thank you.

Sincerely,

/s/Rita Dam

Rita Dam
Investment Managers Series Trust
Treasurer